Financial Instruments (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Carrying Value [Member]
Financial Instruments [Abstract]
Fixed interest long-term debt	$ 2,000
Fair Market Value [Member]
Financial Instruments [Abstract]
Fixed interest long-term debt	$ 2,007